DEFERRED INITIAL PUBLIC OFFERING COSTS	12 Months Ended
Dec. 31, 2013
DEFERRED INITIAL PUBLIC OFFERING COSTS

14. DEFERRED INITIAL PUBLIC OFFERING COSTS

Direct costs incurred by the Company attributable to its initial public offering of ordinary shares in the United States were deferred until September 25, 2012 and expensed off to the consolidated statements of comprehensive income upon the Listing of the Company (Note 1). Such deferred costs included legal and other professional fees related to the offering.